CONCENTRATIONS, RISKS, AND UNCERTAINTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentrations, Risks And Uncertainties [Line Items]
Federal deposit insurance corporation standard insurance limit	$ 250,000
Due from major customers		$ 0
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations, Risks And Uncertainties [Line Items]
Concentration risk percentage	34.00%	20.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentrations, Risks And Uncertainties [Line Items]
Concentration risk percentage	40.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations, Risks And Uncertainties [Line Items]
Concentration risk percentage	22.00%	19.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentrations, Risks And Uncertainties [Line Items]
Concentration risk percentage	39.00%
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations, Risks And Uncertainties [Line Items]
Concentration risk percentage	16.00%	15.00%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentrations, Risks And Uncertainties [Line Items]
Concentration risk percentage	16.00%
Customer Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations, Risks And Uncertainties [Line Items]
Concentration risk percentage	12.00%	12.00%
Customer Five [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations, Risks And Uncertainties [Line Items]
Concentration risk percentage	12.00%